UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  JUNE 30, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       277 Park Avenue
                     27th Floor
                     New York, NY 10172

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              July 14, 2000


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:         280

Form 13F Information Table Value Total:       $ 138,199,167


Issuer               Class      Cusip #    Value   Shares Discretion Voting
                                                         (x$1000)

Acrodyne      Common    00500E104         164       75,000     Sole     Sole
Agribrands   Common    00849R105     16,769    400,000     Sole    Sole
Amercn Comm Prop  Common  02520N106    587   142,200  Sole Sole
BCE Inc       Common    05534B109      4,169    175,080      Sole    Sole
Bonneville   Common    098904204         0.002    174,000      Sole    Sole
Brunswick Tech  Common  117394106  725    86,300            Sole    Sole
Cabletron    Common     126920107        505      20,000      Sole    Sole
Catalytica  Common   148885106            547      50,000      Sole     Sole
C-Cube	      Common      125015107       9,419       481,500      Sole   Sole
Citizens       Common     177342201        2,501     145,000     Sole   Sole
Demandstar   Common  24802Q102       190        179,000      Sole  Sole
Directrix        Common     25459A100          319       69,062     Sole   Sole
First Comm B  Common  31983B101          820       62,500      Sole  Sole
Firstcity Liquid B  Common   33762E108      408       27,200     Sole    Sole
Friendly Corp.  Common     358497105      2,367    467,500     Sole    Sole
Gentiva Health    Common    37247A102    1,373    169,000     Sole    Sole
Global Telecom    Common     37934X100    1,422    130,000     Sole   Sole
HNC              Common     40425P107      1,008      16,328      Sole   Sole
HTE              Common      403926108        131     100,000     Sole   Sole
Insignia Fin   Common    45767A105          2,174   217,400      Sole   Sole
Immulogic        Common      45252R100          331    525,000     Sole    Sole
Kaman Corp   Common     483548103          1,097    104,500       Sole   Sole
Local Finl. Corp    Common   539553107       3,451    415,100     Sole    Sole
MediaOne       Common        58440J104       6,220    93,893       Sole    Sole
Meristar Inc.    Common       589988104      1,132   393,900      Sole    Sole
Methode Ele   Common       591520101        1,992   51,563      Sole    Sole
Microcell Tele  Common      59501T304       2,056    57,100       Sole   Sole
Nabisco Hold   Common   62952P102         3,891     150,000   Sole   Sole
Navigant Intl   Common    63935R108          871        91,100     Sole  Sole
Plains Energy   Common   725909105           3,161     403,400    Sole   Sole
Reliastar Fin  Common   75952U103            4,172     79,500     Sole  Sole
Ryder System     Common    783549108      1,326      70,000       Sole    Sole
Seagate Tech      Common      811804103   21,208   385,600    Sole   Sole
Softquad    Common     83402G104            1,000       133,340    Sole   Sole
Stamford Intl       Common     852902105     992      105,000      Sole    Sole
Three Com         Common      885535104    2,688      46,700       Sole   Sole
Triad Hospitals     Common    89579K109    26,123    1,080,000  Sole   Sole
Trimark Fin    Common     89621H104        1,817      100,000      Sole   Sole
Verio Inc.       Common    923433106        8,038     145,000      Sole   Sole
Ziff Davis      Common    989511100      1,035      115,000      Sole    Sole

                      Total:                                   $ 138,199,167
